Business segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Reporting Segment [Line Items]
Interest income	$ 180,973	$ 273,682	$ 258,490
Interest expense	(88,523)	(164,167)	(148,747)
Inter-segment net interest income	0	0	0
Net interest income	92,450	109,515	109,743
Other income (expense), net	6,707	17,142	17,846
Total income	99,157	126,657	127,589
Reversal of (provision for) credit losses	1,464	(430)	(57,515)
Gain (loss) on non-financial assets, net	(296)	(500)	5,967
Operating expenses	(37,324)	(40,674)	(48,918)
Segment profit (loss)	63,593	86,053	11,138
Segment assets	6,288,898	7,249,666	7,609,185
Segment liabilities	5,250,978	6,233,499	6,615,595
Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	63,593	86,053	15,189
Segment assets	6,282,090	7,240,835	7,592,492
Segment liabilities	5,232,264	6,216,350	6,601,980
Commercial [Member]
Disclosure of Reporting Segment [Line Items]
Interest income	172,548	253,462	239,976
Interest expense	(690)	(730)	0
Inter-segment net interest income	(83,937)	(144,334)	(130,195)
Net interest income	87,921	108,398	109,781
Other income (expense), net	8,597	15,577	18,002
Total income	96,518	123,975	127,783
Reversal of (provision for) credit losses	1,889	(744)	(57,621)
Gain (loss) on non-financial assets, net	(296)	(500)	5,967
Operating expenses	(28,021)	(31,183)	(37,436)
Commercial [Member] | Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	70,682	92,548	26,759
Segment assets	4,989,009	5,967,157	5,734,159
Segment liabilities	92,309	134,657	12,985
Treasury [Member]
Disclosure of Reporting Segment [Line Items]
Interest income	8,425	20,220	18,514
Interest expense	(87,833)	(163,437)	(148,747)
Inter-segment net interest income	83,937	144,334	130,195
Net interest income	4,529	1,117	(38)
Other income (expense), net	(1,890)	1,565	(156)
Total income	2,639	2,682	(194)
Reversal of (provision for) credit losses	(425)	314	106
Gain (loss) on non-financial assets, net	0	0	0
Operating expenses	(9,303)	(9,491)	(11,482)
Treasury [Member] | Reportable segments [member]
Disclosure of Reporting Segment [Line Items]
Segment profit (loss)	(7,089)	(6,495)	(11,570)
Segment assets	1,293,081	1,273,678	1,858,333
Segment liabilities	$ 5,139,955	$ 6,081,693	$ 6,588,995